Significant Accounting Policies - Line of Business Financial Performance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 11,214	$ 10,997
Net interest income (taxable-equivalent basis), Percent change	2.00%
Noninterest income	$ 9,092	9,161
Noninterest income, Percent change	(0.80%)
Securities gains (losses), net		3	$ 9
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 20,306	20,161
Total net revenue, Percent change	0.70%
Noninterest expense, Percent change	2.30%
Other intangibles, Percent change	(12.60%)
Total noninterest expense, Percent change	2.00%
Income before provision and income taxes, Percent change	(0.80%)
Provision for credit losses, Percent change	(7.90%)
Income before income taxes, Percent change	0.30%
Net income, Percent change	0.40%
Net (income) loss attributable to noncontrolling interests, Percent change	5.30%
Net income attributable to U.S. Bancorp, Percent change	0.50%
Noninterest expense	$ 10,757	10,516
Other intangibles	174	199	223
Total noninterest expense	10,931	10,715	10,274
Income before provision and income taxes	9,375	9,446
Provision for credit losses	1,132	1,229	1,340
Income before income taxes	8,243	8,217
Income taxes and taxable-equivalent adjustment	2,310	2,309
Net income	5,933	5,908	5,732
Net (income) loss attributable to noncontrolling interests	(54)	(57)	104
Net income attributable to U.S. Bancorp	5,879	5,851	$ 5,836
Average Balance Sheet
Commercial	$ 84,083	75,734
Commercial, Percent change	11.00%
Commercial real estate	$ 42,415	40,592
Commercial real estate, Percent change	4.50%
Residential mortgages	$ 51,840	51,818
Credit card	$ 18,057	17,635
Credit card, Percent change	2.40%
Other retail	$ 49,079	48,353
Other retail, Percent change	1.50%
Total loans, excluding covered loans	$ 245,474	234,132
Total loans, excluding covered loans, Percent change	4.80%
Covered loans	$ 4,985	7,560
Covered loans, Percent change	(34.10%)
Total loans	$ 250,459	241,692
Total loans, Percent change	3.60%
Goodwill, Percent change	0.60%
Other intangible assets, Percent change	(5.60%)
Assets, Percent change	7.60%
Noninterest-bearing deposits, Percent change	7.80%
Interest checking, Percent change	5.10%
Savings products, Percent change	18.60%
Time deposits, Percent change	(14.90%)
Total deposits, Percent change	7.70%
Total U.S. Bancorp shareholders' equity, Percent change	4.60%
Goodwill	$ 9,370	9,312
Other intangible assets	3,151	3,338
Assets	408,865	380,004
Noninterest-bearing deposits	79,203	73,455
Interest checking	55,974	53,248
Savings products	116,416	98,173
Time deposits	35,558	41,764
Total deposits	287,151	266,640
Total U.S. Bancorp shareholders' equity	44,813	42,837
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,034	2,030
Net interest income (taxable-equivalent basis), Percent change	0.20%
Noninterest income	$ 890	965
Noninterest income, Percent change	(7.80%)
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 2,924	2,995
Total net revenue, Percent change	(2.40%)
Noninterest expense, Percent change	5.80%
Total noninterest expense, Percent change	5.80%
Income before provision and income taxes, Percent change	(8.00%)
Income before income taxes, Percent change	(19.00%)
Income taxes and taxable-equivalent adjustment, Percent change	(18.90%)
Net income, Percent change	(19.00%)
Net income attributable to U.S. Bancorp, Percent change	(19.00%)
Noninterest expense	$ 1,295	1,224
Other intangibles	4	4
Total noninterest expense	1,299	1,228
Income before provision and income taxes	1,625	1,767
Provision for credit losses	235	51
Income before income taxes	1,390	1,716
Income taxes and taxable-equivalent adjustment	506	624
Net income	884	1,092
Net income attributable to U.S. Bancorp	884	1,092
Average Balance Sheet
Commercial	$ 64,369	57,864
Commercial, Percent change	11.20%
Commercial real estate	$ 19,415	18,452
Commercial real estate, Percent change	5.20%
Residential mortgages	$ 8	12
Residential mortgages, Percent change	(33.30%)
Other retail	$ 2	4
Other retail, Percent change	(50.00%)
Total loans, excluding covered loans	$ 83,794	76,332
Total loans, excluding covered loans, Percent change	9.80%
Covered loans		190
Total loans	$ 83,794	76,522
Total loans, Percent change	9.50%
Goodwill, Percent change	1.20%
Other intangible assets, Percent change	(4.80%)
Assets, Percent change	10.00%
Noninterest-bearing deposits, Percent change	11.50%
Interest checking, Percent change	(29.60%)
Savings products, Percent change	53.10%
Time deposits, Percent change	(17.20%)
Total deposits, Percent change	9.10%
Total U.S. Bancorp shareholders' equity, Percent change	9.00%
Goodwill	$ 1,647	1,627
Other intangible assets	20	21
Assets	92,205	83,787
Noninterest-bearing deposits	36,018	32,302
Interest checking	7,436	10,557
Savings products	28,047	18,321
Time deposits	15,025	18,140
Total deposits	86,526	79,320
Total U.S. Bancorp shareholders' equity	8,251	7,568
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 4,617	4,717
Net interest income (taxable-equivalent basis), Percent change	(2.10%)
Noninterest income	$ 2,497	2,601
Noninterest income, Percent change	(4.00%)
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 7,114	7,318
Total net revenue, Percent change	(2.80%)
Noninterest expense, Percent change	5.80%
Total noninterest expense, Percent change	5.80%
Income before provision and income taxes, Percent change	(17.20%)
Provision for credit losses, Percent change	(67.70%)
Income before income taxes, Percent change	(8.70%)
Income taxes and taxable-equivalent adjustment, Percent change	(8.80%)
Net income, Percent change	(8.70%)
Net income attributable to U.S. Bancorp, Percent change	(8.70%)
Noninterest expense	$ 4,818	4,552
Other intangibles	40	40
Total noninterest expense	4,858	4,592
Income before provision and income taxes	2,256	2,726
Provision for credit losses	127	393
Income before income taxes	2,129	2,333
Income taxes and taxable-equivalent adjustment	775	850
Net income	1,354	1,483
Net income attributable to U.S. Bancorp	1,354	1,483
Average Balance Sheet
Commercial	$ 10,051	9,070
Commercial, Percent change	10.80%
Commercial real estate	$ 19,006	18,825
Commercial real estate, Percent change	1.00%
Residential mortgages	$ 50,007	50,405
Residential mortgages, Percent change	(0.80%)
Other retail	$ 46,964	46,220
Other retail, Percent change	1.60%
Total loans, excluding covered loans	$ 126,028	124,520
Total loans, excluding covered loans, Percent change	1.20%
Covered loans	$ 4,934	5,780
Covered loans, Percent change	(14.60%)
Total loans	$ 130,962	130,300
Total loans, Percent change	0.50%
Goodwill, Percent change	2.20%
Other intangible assets, Percent change	(3.00%)
Assets, Percent change	2.60%
Noninterest-bearing deposits, Percent change	10.10%
Interest checking, Percent change	10.30%
Savings products, Percent change	7.70%
Time deposits, Percent change	(11.80%)
Total deposits, Percent change	6.10%
Total U.S. Bancorp shareholders' equity, Percent change	(4.60%)
Goodwill	$ 3,682	3,603
Other intangible assets	2,594	2,674
Assets	147,832	144,137
Noninterest-bearing deposits	26,137	23,743
Interest checking	39,957	36,222
Savings products	53,813	49,974
Time deposits	15,829	17,951
Total deposits	135,736	127,890
Total U.S. Bancorp shareholders' equity	10,953	11,484
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 386	383
Net interest income (taxable-equivalent basis), Percent change	0.80%
Noninterest income	$ 1,466	1,396
Noninterest income, Percent change	5.00%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 1,852	1,779
Total net revenue, Percent change	4.10%
Noninterest expense, Percent change	5.70%
Other intangibles, Percent change	(15.20%)
Total noninterest expense, Percent change	5.20%
Income before provision and income taxes, Percent change	0.20%
Income before income taxes, Percent change	2.50%
Income taxes and taxable-equivalent adjustment, Percent change	2.80%
Net income, Percent change	2.40%
Net income attributable to U.S. Bancorp, Percent change	2.40%
Noninterest expense	$ 1,420	1,343
Other intangibles	28	33
Total noninterest expense	1,448	1,376
Income before provision and income taxes	404	403
Provision for credit losses		9
Income before income taxes	404	394
Income taxes and taxable-equivalent adjustment	147	143
Net income	257	251
Net income attributable to U.S. Bancorp	257	251
Average Balance Sheet
Commercial	$ 2,321	1,964
Commercial, Percent change	18.20%
Commercial real estate	$ 571	602
Commercial real estate, Percent change	(5.10%)
Residential mortgages	$ 1,816	1,392
Residential mortgages, Percent change	30.50%
Other retail	$ 1,517	1,457
Other retail, Percent change	4.10%
Total loans, excluding covered loans	$ 6,225	5,415
Total loans, excluding covered loans, Percent change	15.00%
Covered loans	$ 1	5
Covered loans, Percent change	(80.00%)
Total loans	$ 6,226	5,420
Total loans, Percent change	14.90%
Goodwill, Percent change	(0.10%)
Other intangible assets, Percent change	(20.80%)
Assets, Percent change	8.00%
Noninterest-bearing deposits, Percent change	(4.50%)
Interest checking, Percent change	35.20%
Savings products, Percent change	15.70%
Time deposits, Percent change	(14.30%)
Total deposits, Percent change	10.00%
Total U.S. Bancorp shareholders' equity, Percent change	1.10%
Goodwill	$ 1,567	1,568
Other intangible assets	126	159
Assets	9,178	8,500
Noninterest-bearing deposits	14,469	15,157
Interest checking	7,944	5,877
Savings products	33,984	29,361
Time deposits	3,344	3,901
Total deposits	59,741	54,296
Total U.S. Bancorp shareholders' equity	2,308	2,284
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 1,930	1,749
Net interest income (taxable-equivalent basis), Percent change	10.30%
Noninterest income	$ 3,371	3,292
Noninterest income, Percent change	2.40%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 5,301	5,041
Total net revenue, Percent change	5.20%
Noninterest expense, Percent change	10.00%
Other intangibles, Percent change	(16.40%)
Total noninterest expense, Percent change	8.60%
Income before provision and income taxes, Percent change	1.90%
Provision for credit losses, Percent change	2.70%
Income before income taxes, Percent change	1.60%
Income taxes and taxable-equivalent adjustment, Percent change	1.60%
Net income, Percent change	1.50%
Net (income) loss attributable to noncontrolling interests, Percent change	11.40%
Net income attributable to U.S. Bancorp, Percent change	1.90%
Noninterest expense	$ 2,540	2,310
Other intangibles	102	122
Total noninterest expense	2,642	2,432
Income before provision and income taxes	2,659	2,609
Provision for credit losses	787	766
Income before income taxes	1,872	1,843
Income taxes and taxable-equivalent adjustment	681	670
Net income	1,191	1,173
Net (income) loss attributable to noncontrolling interests	(31)	(35)
Net income attributable to U.S. Bancorp	1,160	1,138
Average Balance Sheet
Commercial	$ 7,059	6,542
Commercial, Percent change	7.90%
Credit card	$ 18,057	17,635
Credit card, Percent change	2.40%
Other retail	$ 596	672
Other retail, Percent change	(11.30%)
Total loans, excluding covered loans	$ 25,712	24,849
Total loans, excluding covered loans, Percent change	3.50%
Covered loans		5
Total loans	$ 25,712	24,854
Total loans, Percent change	3.50%
Goodwill, Percent change	(1.60%)
Other intangible assets, Percent change	(15.10%)
Assets, Percent change	2.20%
Noninterest-bearing deposits, Percent change	18.80%
Interest checking, Percent change	9.00%
Savings products, Percent change	16.70%
Total deposits, Percent change	14.70%
Total U.S. Bancorp shareholders' equity, Percent change	3.00%
Goodwill	$ 2,474	2,514
Other intangible assets	411	484
Assets	31,796	31,097
Noninterest-bearing deposits	879	740
Interest checking	605	555
Savings products	91	78
Total deposits	1,575	1,373
Total U.S. Bancorp shareholders' equity	5,868	5,697
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,247	2,118
Net interest income (taxable-equivalent basis), Percent change	6.10%
Noninterest income	$ 868	907
Noninterest income, Percent change	(4.30%)
Securities gains (losses), net		3
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 3,115	3,028
Total net revenue, Percent change	2.90%
Noninterest expense, Percent change	(37.10%)
Total noninterest expense, Percent change	(37.10%)
Income before provision and income taxes, Percent change	25.20%
Income before income taxes, Percent change	26.80%
Net income, Percent change	17.70%
Net (income) loss attributable to noncontrolling interests, Percent change	(4.50%)
Net income attributable to U.S. Bancorp, Percent change	17.90%
Noninterest expense	$ 684	1,087
Total noninterest expense	684	1,087
Income before provision and income taxes	2,431	1,941
Provision for credit losses	(17)	10
Income before income taxes	2,448	1,931
Income taxes and taxable-equivalent adjustment	201	22
Net income	2,247	1,909
Net (income) loss attributable to noncontrolling interests	(23)	(22)
Net income attributable to U.S. Bancorp	2,224	1,887
Average Balance Sheet
Commercial	$ 283	294
Commercial, Percent change	(3.70%)
Commercial real estate	$ 3,423	2,713
Commercial real estate, Percent change	26.20%
Residential mortgages	$ 9	9
Total loans, excluding covered loans	$ 3,715	3,016
Total loans, excluding covered loans, Percent change	23.20%
Covered loans	$ 50	1,580
Covered loans, Percent change	(96.80%)
Total loans	$ 3,765	4,596
Total loans, Percent change	(18.10%)
Assets, Percent change	13.70%
Noninterest-bearing deposits, Percent change	12.40%
Interest checking, Percent change	(13.50%)
Savings products, Percent change	9.60%
Time deposits, Percent change	(23.30%)
Total deposits, Percent change	(5.00%)
Total U.S. Bancorp shareholders' equity, Percent change	10.30%
Assets	$ 127,854	112,483
Noninterest-bearing deposits	1,700	1,513
Interest checking	32	37
Savings products	481	439
Time deposits	1,360	1,772
Total deposits	3,573	3,761
Total U.S. Bancorp shareholders' equity	$ 17,433	$ 15,804